SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2026
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 14.  SUBSEQUENT EVENT

In accordance with ASC 855-10, management has performed an evaluation of subsequent events from March 31, 2026 through the date the financial statements were issued and has determined that there are no material subsequent events to disclose in these financial statements.